Organization and Summary of Significant Accounting Policies - Organization (Details) $ in Thousands		6 Months Ended		12 Months Ended
	Mar. 08, 2021 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Product Information [Line Items]
Charges associated with the mergers	$ 43,900
Repayments of other debt obligations		$ 735	$ 0	$ 0	$ 1,714	$ 44,750
Common Class A
Product Information [Line Items]
Share exchange ratio	0.02325
Principal And Interest
Product Information [Line Items]
Repayments of other debt obligations	$ 276,800
Interest
Product Information [Line Items]
Repayments of other debt obligations	26,800
Reverse Recapitalization
Product Information [Line Items]
Net proceeds	771,300
Charges associated with the mergers	$ 43,900